AUDITORS' REMUNERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration [Line Items]
Auditing or review of the financial report	$ 485	$ 461	$ 463
Professional services related to filing of various Forms with the US Securities and Exchange Commission			13
Taxation services provided by the practice of auditor			61
Total remuneration of the auditor	$ 485	461	$ 537
Auditors' remuneration, former auditors
Auditors Remuneration [Line Items]
Auditing or review of the financial report		400
Auditors' remuneration, current auditor
Auditors Remuneration [Line Items]
Auditing or review of the financial report		$ 100